Quarterly Results of Operations (unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Summary of Unaudited Quarterly Results of Operations
The following table summarizes the Company’s unaudited quarterly results of operations:

	2019
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Revenue	$1,046,884	$1,023,864	$996,531	$963,738
Income from operations	113,276	118,699	97,511	87,719
Net income attributable to noncontrolling interest	(1,544)	(1,161)	(1,368)	(861)
Recapitalization investment portfolio consideration	(9,984)	11,231	(5,029)	10,628
Net income (loss) attributable to common stockholders of PPD, Inc.	$6,766	$26,652	$25,716	$(4,467)
Basic earnings (loss) per share(1)	$0.02	$0.10	$0.09	$(0.02)
Diluted earnings (loss) per share(1)	$0.02	$0.09	$0.09	$(0.02)

	2018
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Revenue	$978,637	$907,404	$910,535	$952,395
Income from operations	101,646	77,888	99,791	93,286
Net (income) loss attributable to noncontrolling interest	(1,366)	(839)	56	(530)
Recapitalization investment portfolio consideration	23,198	(27,258)	(1,329)	(2,460)
Net income (loss) attributable to common stockholders of PPD, Inc.	$36,591	$4,100	$57,699	$(2,053)
Basic earnings (loss) per share(1)	$0.13	$0.01	$0.21	$(0.01)
Diluted earnings (loss) per share(1)	$0.13	$0.01	$0.21	$(0.01)
(1) The sum of the quarterly per share amounts may not equal per share amounts reported for year-to-date periods. This is due to changes in the number of weighted-average shares outstanding and the effects of rounding for each period.